Note 5 - Segment Analysis - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Revenue	$ 255,073	$ 149,025	$ 116,058